Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	May 07, 2020	Dec. 31, 2018
Subsequent Event [Line Items]
Contractual Capacity Percentage	94.00%
Contract Completion Percentage	80.00%
Contract Completion Period	24 years
Collateral amount held with swap provider	$ 1.3		$ 0.2
Assets, Total [Member]
Subsequent Event [Line Items]
Asset Impairment Charges	1,610.0
Joint Venture [Member]
Subsequent Event [Line Items]
Joint Venture carrying amount	131.0
Accounts Receivable [Member]
Subsequent Event [Line Items]
Receivables carrying amount	$ 24.5
Subsequent Event [Member] | Interest Rate Swap [Member]
Subsequent Event [Line Items]
Collateral amount held with swap provider		$ 12.6
Minimum [Member]
Subsequent Event [Line Items]
Contractual Capacity Period	5 years
Maximum [Member]
Subsequent Event [Line Items]
Contractual Capacity Period	7 years